Cash and cash equivalents (Tables)	6 Months Ended
Jun. 30, 2025
Cash and cash equivalents [abstract]
Summary of Cash And Cash Equivalents

	June 30, 2025	December 31, 2024
(in $ millions)	$	$
Short-term deposits	719	861
Cash at banks and on hand	3,161	2,103
Cash and cash equivalents in the statement of financial position	3,880	2,964